INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2024
Income Tax Expense
INCOME TAX EXPENSE

8. INCOME TAX EXPENSE

	For the years ended December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Continuing operations
Current Tax:
PRC Income Tax	8	12	31
U.S. Income tax	3	—	—

Deferred tax expense	—	—	—
	11	12	31

Discontinued operations did not incur any income tax expense for the years ended December 31, 2023, and 2022.

Reconciliation between income tax expense and loss before taxation at applicable tax rates is as follows:

	For the years ended December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Loss before taxation including discontinued entities	(10,576)	(2,031)	(7,941)
Tax calculated at a tax rate of 25%	(2,644)	(508)	(1,985)
Tax effect on different tax rates of group entities operating in other jurisdictions	2,149	2,984	699
Change in net operating losses	506	(2,464)	1,317
Tax per financial statements	11	12	31

British Virgin Islands Profits Tax

The Company has not been subject to any taxation in this jurisdiction for the years ended December 31, 2024, 2023 and 2022.

Hong Kong Profits Tax

The subsidiary in Hong Kong is subject to tax charged on Hong Kong sourced income with a statutory tax rate of 8.25% for taxable income up to HKD 2,000,000, and a statutory tax rate of 16.5% for taxable income over HKD 2,000,000. No Hong Kong profits tax has been provided as the Company has no assessable profit arising in Hong Kong for the years ended December 31, 2024, 2023 and 2022.

PRC Income Tax

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis. From January 1, 2021 to December 31, 2021, small and low-profit enterprises with annual taxable income not exceeding RMB 1 million, the actual income to be taxed was further lowered to 12.5% of annual taxable income, and the tax rate will be 20%; From January 1, 2022 to December 31, 2024, small and low-profit enterprises with annual taxable income exceeding RMB 1 million but not more than RMB 3 million, the actual income to be taxed will be further lowered at 25% of annual taxable income, and the corporate income tax is paid at the rate of 20%.

Under the prevailing EIT Law and its relevant regulations, any dividends paid by the Company’s PRC subsidiaries to an overseas parent made out of profits earned after January 1, 2008 to non-PRC corporate residents are subject to a 10% PRC dividend withholding tax, unless reduced by tax treaties or arrangements. In addition, under the Sino-Hong Kong Double Tax Arrangement and its relevant regulations, a qualified Hong Kong tax resident will be liable for withholding tax at the rate of 5% for dividend income derived from the PRC if the Hong Kong tax resident is the “beneficial owner” and holds 25% or more of the equity interests of the PRC company. Deferred tax liabilities have been provided for based on the expected dividends to be distributed from these subsidiaries in the foreseeable future in respect of the profits generated since 1 January 2008.

Dividends withholding tax represents tax charged/to be charged by the PRC tax authority on dividends distributed or intended to be distributed by the Company’s subsidiaries in Mainland China during the years.

The Company did not recognize any deferred tax (assets)/liabilities in the consolidated statements of financial position as of December 31, 2024, 2023 and 2022.

The Company’s PRC subsidiaries, have cumulative undistributed earnings of USD 3,039,000, USD 3,166,000 and USD 11,163,000, as of December 31, 2024, 2023 and 2022, which are included in consolidated retained earnings. No provision has been made for deferred taxes related to future repatriation of the remaining earnings, as the Company controls the dividend policy of these PRC subsidiaries and it has been determined that it is probable that these profits will not be distributed in the foreseeable future. If the Company were to distribute these cumulated earnings in the foreseeable future, the deferred tax liabilities of USD 152,000, USD 158,000 and USD 485,000 would be recognized as of December 31, 2024, 2023 and 2022.

US Income Tax

The Company’s U.S. subsidiary is subject to U.S. income tax rate of 21% and files U.S. federal income tax return. No US income tax has been provided due to the Company has no assessable profit arising in US for the years ended December 31, 2024 and 2023.